EQUITY - Narratives (Details) - ZAR (R) R in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of classes of share capital [line items]
Shares issued		265,000,000
Treasury shares acquired		0	0	3,205,512
Treasury shares dividends received		R 0.9	R 1.1	R 5.6
Major purchases of assets [member]
Disclosure of classes of share capital [line items]
Shares issued	265,000,000
Treasury shares acquired	265,000,000
Percentage of shares issued to related parties	38.05%
Sibanye stillwater [Member] | Major purchases of assets [member]
Disclosure of classes of share capital [line items]
Percentage of shares issued to related parties	38.05%
DRDGOLD (1996) share scheme member [Member]
Disclosure of classes of share capital [line items]
Shares issued				546,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Shares issued		0